Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax (Benefit) Expense

Total income tax (benefit) expense for the years ended December 31 is as follows:

	2013	2012	2011

Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$42,854	280,018	(63,316)
Deferred tax expense (benefit)	160,438	(324,977)	5,441

Total income tax expense (benefit) attributable to net income	203,292	(44,959)	(57,875)

Income tax effect on equity:
Income tax (benefit) expense allocated to stockholder’s equity:
Attributable to unrealized (losses) gains on investments	(661,574)	192,353	489,768
Attributable to unrealized (losses) gains on postretirement obligation	(127)	95	(19)
Attributable to unrealized (losses) gains on foreign exchange	(889)	325	(291)

Total income tax effect on equity	$(459,298)	147,814	431,583

Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2013	2012	2011

Income tax expense (benefit) computed at the statutory rate	$260,567	(30,570)	(2,443)
Dividends-received deductions and tax-exempt interest	(32,037)	(20,015)	(21,415)
State income tax	(2,049)	6,559	4,128
Release AZLPF tax	(5,829)	—	(39,365)
Accrual of tax contingency reserve	2,571	2,223	2,573
Foreign tax, net	(12,209)	(4,551)	(268)
Corporate-owned life insurance	(12,933)	(6,894)	(790)
Penalties	6,376	5,377	—
Other	(1,165)	2,912	(295)

Income tax expense (benefit) as reported	$203,292	(44,959)	(57,875)

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and other liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:

	2013	2012

Deferred tax assets:
Policy reserves	$1,995,228	2,441,364
Coinsurance deferred income	1,935	3,906
Expense accruals	143,170	141,817
Other-than-temporarily impaired assets	16,468	37,186
Investment income	236,478	4,270
Provision for postretirement benefits	20,984	13,988
Other	781	1,651

Total deferred tax assets	2,415,044	2,644,182

Deferred tax liabilities:
Deferred acquisition costs	(1,346,290)	(391,805)
Depreciation and amortization	(47,147)	(41,130)
Deferred intercompany gain	(3,710)	(4,234)
Net unrealized gains on investments and foreign exchange	(1,301,256)	(2,992,467)

Total deferred tax liabilities	(2,698,403)	(3,429,636)

Net deferred tax liabilities	$(283,359)	(785,454)

Reconciliation of Unrecognized Tax Benefits

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012

Balance at January 1	$81,012	92,337
Additions based on tax positions related to the current year	680	193
Amounts released related to tax positions taken in prior years	(11,518)	(11,518)

Balance at December 31	$70,174	81,012